UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          November 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $277,707
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
--------------------                                          ----
NONE

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                  TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ADE CORP MASS                       COM        00089C107     10,350   323,248   SH           SOLE                SOLE
ADVO INC                            COM        007585102      7,513   268,500   SH           SOLE                SOLE
ALDERWOODS GROUP INC                COM        014383103      8,064   406,675   SH           SOLE                SOLE
AMERUS GROUP CO                     COM        03072M108     34,311   504,500   SH           SOLE                SOLE
ANDRX CORP DEL                  ANDRX GROUP    034553107      1,102    45,100   SH           SOLE                SOLE
ATI TECHNOLOGIES INC                COM        001941103        418    19,500   SH           SOLE                SOLE
AZTAR CORP                          COM        054802103      3,748    70,700   SH           SOLE                SOLE
BELLSOUTH CORP                      COM        079860102      1,334    31,209   SH           SOLE                SOLE
COMMERCIAL CAP BANCORP INC          COM        20162L105      9,236   577,229   SH           SOLE                SOLE
ENCORE MED CORP                     COM        29256E109        189    29,978   SH           SOLE                SOLE
FILENET CORP                        COM        316869106      8,590   246,636   SH           SOLE                SOLE
FLAG FINL CORP                      COM        33832H107        250    10,000   SH           SOLE                SOLE
FREESCALE SEMICONDUCTOR INC       COM CL A     35687M107      1,998    52,500   SH           SOLE                SOLE
FREESCALE SEMICONDUCTOR INC         CL B       35687M206      9,829   258,600   SH           SOLE                SOLE
GOLDEN WEST FINL CORP DEL           COM        381317106     19,305   249,751   SH           SOLE                SOLE
HCA INC                             COM        404119109     14,079   282,200   SH           SOLE                SOLE
INCO LTD                            COM        453258402     43,036   564,500   SH           SOLE                SOLE
INTERGRAPH CORP                     COM        458683109      1,044    24,338   SH           SOLE                SOLE
INTERMAGNETICS GEN CORP             COM        458771102        676    25,000   SH           SOLE                SOLE
INTERNET SEC SYS INC                COM        46060X107      5,725   206,234   SH           SOLE                SOLE
KINDER MORGAN INC KANS              COM        49455P101      4,204    40,100   SH           SOLE                SOLE
MAVERICK TUBE CORP                  COM        577914104     42,840   660,800   SH           SOLE                SOLE
MICHAELS STORES INC                 COM        594087108        218     5,000   SH           SOLE                SOLE
MORTGAGEIT HLDGS INC                COM        61915Q108        218    15,496   SH           SOLE                SOLE
MRO SOFTWARE INC                    COM        55347W105      7,816   304,468   SH           SOLE                SOLE
NCO GROUP INC                       COM        628858102      5,912   225,487   SH           SOLE                SOLE
PETCO ANIMAL SUPPLIES             COM NEW      716016209      2,005    70,018   SH           SOLE                SOLE
RECKSON ASSOCS RLTY CORP            COM        75621K106        285     6,658   SH           SOLE                SOLE
RENT WAY INC                        COM        76009U104      2,890   275,500   SH           SOLE                SOLE
REYNOLDS & REYNOLDS CO              CL A       761695105     10,055   254,500   SH           SOLE                SOLE
ROYAL GROUP TECHNOLOGIES LTD        COM        779915107      2,832   244,450   SH           SOLE                SOLE
RYANS RESTAURANT GROUP INC          COM        783520109        501    31,557   SH           SOLE                SOLE
SAXON CAP INC NEW                   COM        80556T106      3,101   220,875   SH           SOLE                SOLE
STONE ENERGY CORP                   COM        861642106      1,959    48,400   SH           SOLE                SOLE
TEXAS REGL BANCSHARES INC         CL A VTG     882673106      1,589    41,324   SH           SOLE                SOLE
TRIPATH IMAGING INC                 COM        896942109        361    40,000   SH           SOLE                SOLE
UNIVISION COMMUNICATIONS INC        CLA        914906102      2,318    67,500   SH           SOLE                SOLE
WEST CORP                           COM        952355105      5,884   121,813   SH           SOLE                SOLE
WINDROSE MED PPTYS TR               COM        973491103      1,922   108,700   SH           SOLE                SOLE
                                                            277,707



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